Business and summary of significant accounting policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Business and summary of significant accounting policies [Abstract]
Foreign currency transaction gains (losses)	$ 61,000	$ (12,000)
Property and equipment impairment charge		5,059,495
Other long-lived asset impairment charges		74,057
Change in valuation allowance	10,300,000
Advertising expense	1,462,165	1,614,090
Gain (loss) on foreign currency translation, net	$ 0	$ 0